Supplementary cash flow information - Reconciliation of debt to net cash provided by (used in) financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of debt to net cash provided by (used in) financing activities
Interest expense on lease liabilities	€ 148,420	€ 148,789	€ 151,317
Accrued interest from prior periods previously presented under Other current financial liabilities that are now included directly within related borrowing		44,816
Compounding interest on debt instruments and interest payments		192,785
Interest payments included in operating activities	367,503	393,467
Short-term debt from unrelated parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	456,904	644,767
Cash Flow	(455,687)	(175,638)
Acquisitions (net of divestitures)	2,105	(7,898)
Foreign currency translation	83	(6,411)
Other	(1,306)	2,084
Balance at the end of period	2,099	456,904	644,767
Short-term debt from related parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period		4,000
Cash Flow		(4,000)
Balance at the end of period			4,000
Long-term debt (excluding Accounts Receivable Facility)
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	7,424,705	7,771,071
Cash Flow	(772,949)	(282,786)
Acquisitions (net of divestitures)	(2,593)	(1,882)
Foreign currency translation	183,142	(114,447)
Amortization of debt issuance costs and discounts	9,029	9,866
Other	(5,226)	42,883
Balance at the end of period	6,836,108	7,424,705	7,771,071
Accounts Receivable Facility
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	22,857	93,725
Cash Flow	(23,096)	(69,363)
Foreign currency translation	477	(1,773)
Amortization of debt issuance costs and discounts		31
Other	(238)	237
Balance at the end of period		22,857	93,725
Lease liabilities from unrelated parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	4,012,371	4,525,060
Cash Flow	(651,686)	(702,212)
Acquisitions (net of divestitures)	(53,764)	(157,008)
Foreign currency translation	193,046	(154,757)
Other	527,871	501,288
Balance at the end of period	4,027,838	4,012,371	4,525,060
Lease liabilities from related parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	133,575	153,703
Cash Flow	(24,827)	(25,157)
Foreign currency translation	(20)	4
Other	4,135	5,025
Balance at the end of period	€ 112,863	€ 133,575	€ 153,703